PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2019 CNY (¥)	May 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Purchase price allocation
Goodwill	¥ 393			¥ 393	¥ 1,786
Gain from the re-measurement of the previous held equity			$ 28	196	249
Others
Business combination disclosures
Purchase consideration				17	553	¥ 251
Purchase price allocation
Identifiable intangible assets					118	56
Goodwill					¥ 621	¥ 291
An offline travel agency
Business combination disclosures
Purchase consideration		¥ 1,100
Acquisition consideration in cash		¥ 198
Previously held interest (as a percent)		48.00%
Purchase price allocation
Non-controlling interests		¥ 15
Identifiable intangible assets		269
Deferred tax liabilities		67
Goodwill		1,200
Cash and cash equivalents		482
Fair value of previously held equity interest		543
Fair value of non-controlling interest		399
Gain from the re-measurement of the previous held equity		249
Difference between fair value and book value of the non-controlling interest		4
Difference between fair value and book value of the non-controlling interest		395
Net liabilities assumed		¥ 212
Intangible asset useful life		10 years
An offline travel agency | A subsidiary of Company
Purchase price allocation
Noncontrolling interest (as a percent)		1.90%
Online travel agency
Business combination disclosures
Purchase consideration	¥ 259
Previously held interest (as a percent)	51.00%
Purchase price allocation
Cash acquired	¥ 11
Non-controlling interests	249
Gain from the re-measurement of the previous held equity	196
Net assets assumed	¥ 115